Cover Page Document	Nov. 03, 2026
Cover [Abstract]
Title of 12(b) Security	Common Stock
Entity Incorporation, State or Country Code	WI
Entity Central Index Key	0000082811
Document Type	8-K
Amendment Flag	false
Entity File Number	1-7283
Entity Tax Identification Number	39-0875718
Trading Symbol	RRX
Security Exchange Name	NYSE
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Regal Rexnord Corp
Entity Address, Address Line One	111 West Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	608
Local Phone Number	364-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false